Subsequent Events (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions									1 Months Ended				12 Months Ended
	Aug. 01, 2019 USD ($)	Aug. 01, 2019 EUR (€)	Jul. 12, 2019 $ / shares shares	Jul. 03, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Feb. 15, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Total capital expenditures													$ 31.0	$ 38.6	$ 52.2
Proceeds from disposals of property and equipment									$ 8.0	$ 10.7	$ 14,250		9.1	$ 3.8	$ 0.9
Senior Secured Term Loan Facility Due September 2023 | Secured
Subsequent Event [Line Items]
Redemption of senior notes													$ 100.0
7.75% senior unsecured notes due 2021 | Senior notes
Subsequent Event [Line Items]
Redemption of senior notes								$ 464.4				$ 0.6
Subsequent Event
Subsequent Event [Line Items]
Total capital expenditures						$ 7.8	€ 6.8
Proceeds from disposals of property and equipment	$ 8.2	€ 7.4
Lessee, Operating Lease, Term of Contract	15 years	15 years
Subsequent Event | Senior Secured Term Loan Facility Due September 2023 | Secured
Subsequent Event [Line Items]
Redemption of senior notes				$ 52.0
Discontinued Operations, Held-for-sale | Blow Molding Business | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses					$ 51.9
Hillenbrand, Inc. [Member] | Subsequent Event
Subsequent Event [Line Items]
Business Combination, Consideration Received, Equity Interests Issued and Issuable, Cash Received per Entity Share | $ / shares			$ 11.80
Business Combination, Consideration Received, Equity Interests Issued and Issuable, Acquirer Shares Received per Entity Share | shares			0.1612